Note 6 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
December 31, 2017	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$116,938	$48,698	$68,240
Franchise rights	44,392	19,695	24,697
Trademarks and trade names	26,766	13,742	13,024
Management contracts and other	45,621	17,738	27,883
	$233,717	$99,873	$133,844
December 31, 2016	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$104,258	$34,161	$70,097
Franchise rights	39,137	17,230	21,907
Trademarks and trade names	26,069	11,825	14,244
Management contracts and other	36,515	21,648	14,867
	$205,979	$84,864	$121,115

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	Amount	Estimated weighted average amortization period (years)

Customer lists and relationships	$8,249	11.5
Franchise rights	6,232	8.6
Trademarks and trade names	721	14.5
Management Contracts and other	8,387	18.8
	$23,589	13.4

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2018	$13,613
2019	13,318
2020	12,574
2021	10,974
2022	10,289